Equity Investments - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Axis-Shield [Member]	Dec. 31, 2012 Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Swiss Precision Diagnostics [Member]	May 31, 2007 Swiss Precision Diagnostics [Member]	Dec. 31, 2012 TechLab [Member]	Dec. 31, 2011 TechLab [Member]	Dec. 31, 2010 TechLab [Member]	May 31, 2006 TechLab [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares acquired				15.0
Ownership percentage	50.00%			29.90%				50.00%				49.00%
Equity earnings (losses) of unconsolidated entities, net of tax	$ 13,245	$ 8,524	$ 10,566		$ 10,700	$ 5,900	$ 8,500		$ 2,300	$ 2,000	$ 1,900